THE ALGER AMERICAN FUND

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO






                                  ANNUAL REPORT
                                DECEMBER 31, 2000

Fellow Shareholders:                                           January 13, 2001


THE YEAR IN REVIEW

In each of the five years prior to 2000, the U.S. stock market posted yearly gains of more than 20%, an unprecedented record of consecutive double-digit returns. Last year saw a break in the market's momentum. For the year ended
December 31, 2000, the S&P 500 Index fell 9.10% while the technology laden Nasdaq Composite fell 39.29%. Growth stocks, which have led the market in recent years, faltered in 2000 while value stocks posted slight gains. The S&P 500/Barra Growth Index fell 22.08% for the year while the S&P 500/Barra Value Index rose 6.08%.

ECONOMIC SHOCKS SQUEEZE CORPORATE EARNINGS

Much of the stock market's volatility since March 2000, when stock market indices hovered near their highs, has been the result of investor uncertainty about the strength of the economy and the prospect of slower corporate earnings growth.

During the second quarter all of the major market indexes posted declines as investors responded to the Federal Reserve's bias towards higher interest rates, which culminated with a 50-basis point increase in May. At the end of June the S&P 500 Index posted a year to date decline of 0.42%, while the Nasdaq was down 2.54%.

From the beginning of July through most of August, stocks traded in a narrow range as investors awaited clearer signals on the direction of future interest rate movements. Data for the second quarter showed a 5.6% increase in GDP, however the Federal Open Market Committee (FOMC) held rates steady in August and stocks enjoyed a brief rally into September before external factors came to bear on the market.

First, prices of crude oil rose dramatically as inventories fell. On September 18, crude oil prices reached above their 10-year highs set during the Gulf War, rising above $37 a barrel in intraday trading. Declining inventories and increased demand also sent natural gas prices soaring more than 25%. Increased production by OPEC nations and the release of emergency U.S. reserves helped stabilize prices but by the end of October prices were still above $30 a barrel. Meanwhile, on September 15th, the euro fell to a low of $0.85, down 27% from its high of $1.17 at its introduction in January 1999. Intervention by central banks to support the currency temporarily halted the currency's slide but in October the currency reached a new low of $0.82.

As  the  effects  of  these  shocks  on  corporate   earnings  became  apparent,
large-capitalization growth stocks fell sharply. Sectors hurt most by rising energy prices included shipping companies and raw materials processors, which are heavy users of energy. Manufacturers and consumer companies that derive significant revenue from European markets were affected by the translation of sales denominated in euros into U.S. dollars.

In the technology sector, weaker year-over-year sales increases in personal computers resulted in slower earnings growth from PC manufacturers. Internet stocks also reported earnings shortfalls as retail e-commerce growth failed to meet expectations.

As the year drew to a close, the economy and the election took center stage. With the outcome of the election uncertain the financial markets traded in a narrow range during most of November. However, economic data releases in November and December showed GDP growth had slowed to 2.2% in the third quarter and the Consumer Confidence Index was at its lowest level in over a year. Consumer spending, representing about two-thirds of GDP growth in recent years, rose only 0.2% in October while personal income showed a decline for the first time in nearly two years. Fears that the economy was slowing more rapidly than expected were confirmed by a lackluster holiday shopping season, with major retailers reporting weak sales during the final weeks of December.

Against this backdrop, stock prices fell sharply in the fourth quarter, contributing much of the year's declines. The S&P 500 was down 8.09% from October through December while the Nasdaq Composite fell 32.74%.

In the fixed income markets, the yield curve was inverted during much of the year, with long-term bonds offering lower yields than two- to ten-year bond issues. During the year, the Treasury repurchased $30 billion of debt, making longer-term Treasury bonds scarce and depressing yields. The benchmark 30-year government bond yield ended 2000 a full percentage point below year-ago levels. The yield spread between corporate and Treasury issues widened during the year reflecting the increased risk posed by a slower economy and declining corporate earnings. At year end, high quality corporate bonds offered yields about 2.5 percentage points higher than comparable Treasury issues.

PORTFOLIO MATTERS
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The Alger American Small Capitalization Portfolio fell 27.20% for the year ended December 31, 2000, compared to a decline of 22.43% in the Russell 2000 Growth Index. The Portfolio's holdings in Internet and technology stocks came under pressure during the year, while holdings in energy, medical services, and healthcare stocks contributed gains. The Portfolio's aggressive stance and overweighting in technology stocks relative to its benchmark resulted in the Portfolio's under-performance. During the year, the Portfolio's investment in semiconductor stocks was reduced in response to an expectation that much of this sector's strong growth potential had been realized. Positions in economically sensitive stocks were reduced in light of the expected slower rate of economic growth.

ALGER AMERICAN GROWTH PORTFOLIO

For the year ended December 31, 2000, the Alger American Growth Portfolio declined 14.77% compared to a 9.10% drop in the S&P 500 Index. Large cap value stocks performed significantly better than large cap growth stocks during this period, negatively impacting the Portfolio's relative returns. The Portfolio's holdings in healthcare, energy, and pharmaceutical stocks contributed gains during the year, while holdings in Internet stocks and PC manufacturers were adversely affected by the general downturn in the technology sector. During the year, the Portfolio's holdings in Internet and semiconductor stocks were reduced. Investments in pharmaceuticals and financial companies were among new holdings added to the Portfolio.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For the year ended December 31, 2000, the Alger American MidCap Growth Portfolio gained 9.18% versus a 17.51% increase in the benchmark S&P MidCap 400 Index. Mid cap value stocks performed significantly better than mid cap growth stocks during this period, negatively impacting the Portfolio's relative returns. During the twelve months, positions in Internet and semiconductor companies posted declines and were trimmed from the Portfolio. Investments in healthcare and energy services companies contributed gains. New investments added during the year included positions in biotechnology stocks offering potential growth due to new product development.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

For the twelve months ended December 31, 2000 the Alger American Leveraged AllCap Portfolio fell 24.83% compared to a decline of 9.10% for the S&P 500 Index. The Portfolio's aggressive stance and overweighting in technology stocks relative to its benchmark resulted in the Portfolio's under-performance. The Portfolio's holdings in Internet and technology stocks came under pressure with the general decline in technology issues during the year, while healthcare, financial, food, and energy stocks contributed gains. During the second half of the year the Portfolio's holdings in technology stocks were reduced in favor of new investments in stocks that are positioned to sustain earnings in a period of slower economic growth. New investments also included positions in biotechnology stocks offering strong growth potential from product development efforts.

ALGER AMERICAN BALANCED PORTFOLIO

The Alger American Balanced Portfolio's total return for the year ended December 31, 2000, was -2.76% compared to a decrease of 9.10% for the S&P 500 Index and an increase of 11.84% for the Lehman Brothers Government/Corporate Bond Index. The Portfolio took advantage of a relatively stable bond market to offset weakness in the equity market. During the year, the Portfolio maintained a ratio of approximately 60/40 common stocks to debt securities. Portfolio holdings in energy and healthcare stocks contributed to the Portfolio's gains during the year while semiconductor and Internet holdings posted declines.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

For the year ended December 31, 2000, the Alger American Income and Growth Portfolio returned -1.27% compared to a drop of 9.10% in the S&P 500 Index. The Portfolio's holdings in healthcare stocks contributed gains during the year and, while technology stocks as a group came under pressure during the year, careful security selection in this sector limited declines due to technology holdings. The Portfolio was weighted towards more conservative growth stocks offering dividend yields that helped offset the effects of the general market decline.

LOOKING AHEAD

Higher energy costs continue to represent a drag on the economy and may have kept the FOMC from lowering interest rates at its December 19 meeting. The FOMC held rates steady but noted that it is now most concerned about watching for signs of excessive slowdown rather than potential inflation. The FOMC's stance was widely seen as setting the stage for a series of short-term interest rate cuts in 2001 and in fact, the Federal Reserve cut short-term interest rates one-half percent in a surprise announcement during the first week in January. Looking ahead, we may have one or two weak quarters while the effects of lower interest rates work their way through the economy, but the year 2001 as a whole is expected to show positive growth.

Lower interest rates will set the stage for quality companies to sustain corporate earnings growth, and should lead to a rally in bond prices and resurgence in stock prices. The prospect of a tax cut in 2001 is also higher given the current economy and would, if enacted, help stimulate future economic growth. We believe that judicious investments in growth stocks will offer new opportunities for gain, as the economy stabilizes. In this environment, The Alger American Fund portfolios will continue to seek investments in quality companies that offer superior growth potential, consistent with our fundamental approach to security selection.

                                    Respectfully submitted,

                                    /S/ David D. Alger
                                    -----------------------
                                    David D. Alger
                                    President

                                TABLE OF CONTENTS

Alger American Growth Portfolio:

     Portfolio Highlights ..................................................   4

     Schedule of Investments ...............................................   5

     Financial Highlights ..................................................   7

Alger American Small Capitalization Portfolio:

     Portfolio Highlights ..................................................   8

     Schedule of Investments ...............................................   9

     Financial Highlights ..................................................  11

Alger American Income and Growth Portfolio:

     Portfolio Highlights ..................................................  12

     Schedule of Investments ...............................................  13

     Financial Highlights ..................................................  15

Alger American Balanced Portfolio:

     Portfolio Highlights ..................................................  16

     Schedule of Investments ...............................................  17

     Financial Highlights ..................................................  20

Alger American MidCap Growth Portfolio:

     Portfolio Highlights ..................................................  21

     Schedule of Investments ...............................................  22

     Financial Highlights ..................................................  24

Alger American Leveraged AllCap Portfolio:

     Portfolio Highlights ..................................................  25

     Schedule of Investments ...............................................  26

     Financial Highlights ..................................................  28

Statements of Assets and Liabilities .......................................  29

Statements of Operations ...................................................  30

Statements of Changes in Net Assets ........................................  31

Notes to Financial Statements ..............................................  32

Report of Independent Public Accountants ...................................  36

--------------------------------------------------------------------------------
   ALGER AMERICAN GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

[REPRESENTATION OF PLOT POINTS IN GRAPH IN PRINTED PIECE.]

         Alger American Growth   S&P 500 Index

01/01/91            10000            10000
12/31/91            14039            13047
12/31/92            15776            14042
12/31/93            19321            15457
12/31/94            19600            15660
12/31/95            26728            21548
12/31/96            30296            26494
12/31/97            38097            35335
12/31/98            56411            45434
12/31/99            75446            54993
12/31/00            64299            49992


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Portfolio and the S&P 500 Index for the ten years ended December 31, 2000. The figures for both the Alger American Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH December 31, 2000
--------------------------------------------------------------------------------

                                                              Average Annual Total Returns
                                                                                             Since Inception
                                                  1 Year         5 Years      10 Years           1/9/89
                                                 --------------------------------------------------------
      Alger American Growth Portfolio            (14.77%)        19.19%        20.45%            19.33%

      S&P 500 Index                               (9.10%)        18.33%        17.46%            16.55%
                                                 --------------------------------------------------------


PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
-------------------------------------------------------------------------------
   SHARES        COMMON STOCKS--97.4%                                   VALUE
   ------                                                              -----
                 ADVERTISING--1.0%
    220,000      Omnicom Group Inc. ...........................      $18,232,500
                                                                    ------------
                 AEROSPACE--3.3%
    168,600      General Dynamics Corporation .................       13,150,800
    586,000      United Technologies Corporation ..............       46,074,250
                                                                    ------------
                                                                      59,225,050
                                                                    ------------
                 AUTOMOTIVE--.8%
    368,200      Harley-Davidson, Inc. ........................       14,635,950
                                                                    ------------
                 BEVERAGES--1.9%
    557,000      The Coca-Cola Company ........................       33,942,188
                                                                    ------------
                 BIOTECHNOLOGY RESEARCH & PRODUCTION--3.6%
    888,700      Amgen Inc.*+ .................................       56,821,256
    226,000      Immunex Corp.* ...............................        9,181,250
                                                                    ------------
                                                                      66,002,506
                                                                    ------------
                 CABLE--2.2%
    363,100      Comcast Corp., Cl. A Special* ................       15,159,425
    461,950      Time Warner Inc. .............................       24,132,268
                                                                    ------------
                                                                      39,291,693
                                                                    ------------
                 COMMUNICATION EQUIPMENT--3.1%
  1,149,400      Cisco Systems, Inc.* .........................       43,964,550
    240,000      Corning Incorporated .........................       12,675,000
                                                                    ------------
                                                                      56,639,550
                                                                    ------------
                 COMMUNICATION Services--.9%
    352,000      SBC Communications Inc. ......................       16,808,000
                                                                    ------------
                 COMMUNICATIONS TECHNOLOGY--1.7%
    578,500      America Online, Inc.* ........................       20,131,800
    239,200      Nokia Corporation, ADR .......................       10,405,200
                                                                    ------------
                                                                      30,537,000
                                                                    ------------
                 COMPUTER RELATED & BUSINESS EQUIPMENT--6.9%
  2,588,400      Dell Computer Corporation* ...................       45,135,225
    697,700      EMC Corporation* .............................       46,397,050
  1,177,600      Sun Microsystems, Inc.* ......................       32,825,600
                                                                    ------------
                                                                     124,357,875
                                                                    ------------
                 COMPUTER SERVICES--1.8%
    964,300      eBay Inc.*+ ..................................       31,821,900
                                                                    ------------
                 COMPUTER SOFTWARE--6.1%
    180,500      Ariba, Inc.* .................................        9,679,313
    369,100      Commerce One, Inc.*+ .........................        9,342,844
    203,350      i2 Technologies, Inc.*+ ......................       11,057,156
    308,700      Intuit Inc.* .................................       12,174,356
  1,137,600      Microsoft Corporation* .......................       49,343,400
    677,700      Oracle Corporation* ..........................       19,695,656
                                                                    ------------
                                                                     111,292,725
                 CONGLOMERATE--7.0%
  1,212,350      General Electric Company .....................      $58,117,028
  1,246,800      Tyco International Ltd. ......................       69,197,400
                                                                    ------------
                                                                     127,314,428
                                                                    ------------
                 ENERGY & ENERGY SERVICES--8.5%
    261,700      BJ Services Company* .........................       18,024,588
    521,000      Calpine Corporation* .........................       23,477,562
    119,700      Duke Energy Corporation ......................       10,204,425
  1,619,300      Halliburton Company ..........................       58,699,625
    309,600      Nabors Industries, Inc.* .....................       18,312,840
    543,250      Transocean Sedco Forex Inc. ..................       24,989,500
                                                                    ------------
                                                                     153,708,540
                                                                    ------------
                 FINANCIAL SERVICES--10.0%
    242,300      American Express Company .....................       13,311,356
  1,244,100      Citigroup Inc. ...............................       63,526,856
    209,150      Marsh & McLennan Companies, Inc. .............       24,470,550
    304,100      Merrill Lynch & Co., Inc. ....................       20,735,819
    581,800      Schwab (Charles) Corporation (The) ...........       16,508,575
    594,100      Stilwell Financial Inc. ......................       23,429,819
    344,500      Washington Mutual, Inc. ......................       18,280,030
                                                                    ------------
                                                                     180,263,005
                                                                    ------------
                 FOOD--2.8%
  1,164,000      Philip Morris Companies Inc.+ ................       51,216,000
                                                                    ------------
                 FOOD CHAINS--3.2%
    763,300      The Kroger Co.*+ .............................       20,656,806
    600,400      Safeway Inc.* ................................       37,525,000
                                                                    ------------
                                                                      58,181,806
                                                                    ------------
                 HEALTH CARE ADMINISTRATIve SERVICES--3.0%
    554,200      Cardinal Health, Inc. ........................       55,212,175
                                                                    ------------
                 INSURANCE--1.1%
    206,300      American International Group, Inc. ...........       20,333,444
                                                                    ------------
                 MANUFACTURING--2.7%
    292,100      Sanmina Corporation*+ ........................       22,382,163
    797,800      Solectron Corporation* .......................       27,045,420
                                                                    ------------
                                                                      49,427,583
                                                                    ------------
                 MEDIA--2.7%
  1,241,300      AT&T Corp. Liberty Media
                 Group, Series A* .............................       16,835,131
    689,650      Viacom Inc. Cl. B* ...........................       32,241,138
                                                                    ------------
                                                                      49,076,269
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (Cont'd)
-------------------------------------------------------------------------------
   SHARES        COMMON STOCKS--(Cont'd)                                VALUE
   ------                                                               -----

                 MEDICAL DEVICES--1.1%
   354,700       Guidant Corporation* .......................       $19,131,631
                                                                    ------------
                 OIL & GAS--4.0%
   837,300       Exxon Mobil Corporation ....................        72,792,769
                                                                     -----------
                 PHARMACEUTICALS--12.4%
   235,300       Abbott Laboratories ........................        11,397,344
   322,600       ALZA Corporation*+ .........................        13,710,500
 1,005,200       American Home Products Corporation .........        63,880,460
   566,700       Baxter International Inc. ..................        50,046,694
 1,612,725       Pfizer Inc. ................................        74,185,350
   170,000       Pharmacia Corporation ......................        10,370,000
                                                                     -----------
                                                                    223,590,348
                                                                     -----------
                 RETAIL--3.6%
  407,700        Best Buy Co., Inc.* ........................        12,052,631
  351,500        Walgreen Co. ...............................        14,697,094
  713,800        Wal-Mart Stores, Inc. ......................        37,920,625
                                                                    ------------
                                                                     64,670,350
                                                                    ------------
                 SEMICONDUCTOR CAPITAL EQUIPMENT--.2%
  122,800        Teradyne, Inc.* ............................         4,574,300
                                                                    ------------
                 SEMICONDUCTORS--1.8%
  558,800        Altera Corporation* ........................        14,703,425
  372,000        Linear Technology Corporation ..............        17,205,000
                                                                    ------------
                                                                     31,908,425
                                                                    ------------
                  Total Common Stocks
                   (Cost $1,789,160,265) ....................     1,764,188,010
                                                                  --------------


                                                                      VALUE
                                                                      -----
                  SHORT-TERM INVESTMENTS--1.9%

                  SECURITIES HELD UNDER
                     REPURCHASE AGREEMENTS
                  Securities Held Under Repurchase
                  Agreements, 5.90%-6.56%, 1/2/01, with
                  Bear, Stearns & Co. Inc., dtd 12/29/00,
                  repurchase price $33,889,397; collateralized
                  by $25,530,000 U.S. Treasury Bonds,
                  8.75%, due 5/15/17 .......................        $33,867,160
                                                                    -----------

                 TOTAL INVESTMENTS
                   (COST $1,823,027,425)(A) ...........   99.3%   1,798,055,170
                 Other Assets in Excess of Liabilities      .7       11,881,645
                                                         -----    -------------
                 Net Assets ...........................  100.0%  $1,809,936,815
                                                         ======  ==============

-------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,823,027,425, amounted to $24,972,255 which consisted of aggregate gross unrealized appreciation of $206,561,365 and aggregate gross unrealized depreciation of $231,533,620.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
-------------------------------------------------------------------------------



                                                                                YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                         2000              1999              1998              1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year               $      64.38      $     53.22       $     42.76       $     34.33   $   31.16
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                            0.10            (0.03)             0.09              0.13        0.12
  Net realized and unrealized gain
    (loss) on investments                                (8.75)           16.66             18.32              8.66        4.00
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                   (8.65)           16.63             18.41              8.79        4.12
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                     --             (0.08)            (0.13)            (0.13)      (0.02)
  Distributions from net realized gains                  (8.46)           (5.39)            (7.82)            (0.23)      (0.93)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                (8.46)           (5.47)            (7.95)            (0.36)      (0.95)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $      47.27      $     64.38       $     53.22       $      2.76   $   34.33
===================================================================================================================================
  Total Return                                          (14.77%)          33.74%            48.07%            25.75%      13.35%
===================================================================================================================================
  Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)       $  1,809,937      $ 3,387,526       $ 1,905,719       $ 1,072,529   $ 991,028
===================================================================================================================================
   Ratio of expenses to average net assets                0.79%            0.79%             0.79%             0.79%       0.79%
===================================================================================================================================
    Ratio of net investment income (loss) to
      average net assets                                  0.12%           (0.03%             0.25%             0.27%       0.50%
===================================================================================================================================
Portfolio Turnover Rate                                 108.27%          135.13%           127.38%           129.50%      82.86%
===================================================================================================================================

--------------------------------------------------------------------------------
 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 Portfolio  Highlights Through December 31, 2000 (Unaudited)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended December 31, 2000
--------------------------------------------------------------------------------

[REPRESENTATION OF PLOT POINTS IN GRAPH IN PRINTED PIECE.]

         Alger American Small Cap   Russel 2000 Growth Index
01/01/91          10000                       10000
12/31/91          15755                       15119
12/31/92          16314                       16293
12/31/93          18481                       18470
12/31/94          17672                       18021
12/31/95          25502                       23611
12/31/96          26569                       26269
12/31/97          29595                       29671
12/31/98          34191                       30039
12/31/99          49036                       42984
12/31/00          35700                       33341



The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index for the ten years ended December 31, 2000. The figures for both the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH December 31, 2000
--------------------------------------------------------------------------------


                                                                Average Annual Total Returns
                                                                                             Since Inception
                                                  1 Year         5 Years      10 Years           9/21/88
                                               -------------------------------------------------------------
      Alger American Small
        Capitalization Portfolio                 (27.20%)         6.96%        13.57%            15.97%

      Russell 2000 Growth Index                  (22.43%)         7.15%        12.80%            10.24%
                                               -------------------------------------------------------------


PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
-------------------------------------------------------------------------------
   SHARES         COMMON STOCKS--88.6%                                  VALUE
   -------                                                              -----
                  AIR TRANSPORT--1.1%
 101,400          EGL, Inc.* ....................................    $2,427,263
 193,800          SkyWest, Inc.+ ................................     5,571,750
                                                                     ----------
                                                                      7,999,013
                                                                     ----------
                  BANKS--2.0%
 120,650          Greater Bay Bancorp+ ..........................     4,946,650
 204,200          Southwest Bancorporation of Texas, Inc.* ......     8,767,838
                                                                     ----------
                                                                     13,714,488
                                                                     ----------
                  BIOTECHNOLOGY RESEARCH &
                    PRODUCTION--6.8%
  74,200          Albany Molecular Research, Inc.*+ .............     4,572,575
  93,300          Aviron* .......................................     6,233,606
 121,900          Cell Therapeutics, Inc.* ......................     5,493,119
 206,500          Enzon, Inc.* ..................................    12,815,906
  36,500          IDEC Pharmaceuticals Corporation*+ ............     6,919,031
 159,795          Informax, Inc.*+ ..............................     1,657,873
  49,030          Myriad Genetics, Inc.* ........................     4,057,233
 103,500          NPS Pharmaceuticals, Inc.* ....................     4,968,000
  26,750          Titan Pharmaceuticals, Inc.* ..................       946,148
                                                                     ----------
                                                                     47,663,491
                                                                     ----------
                  COMMERCIAL SERVICES--1.1%
 195,200          Corporate Executive Board Co.* ................     7,762,250
                                                                     ----------

                  COMMUNICATIONS TECHNOLOGY--1.6%
 154,500          Avocent Corporation* ..........................     4,171,500
 110,600          Digital Lightwave, Inc.* ......................     3,504,638
  85,380          Proxim, Inc.* .................................     3,671,340
                                                                     ----------
                                                                     11,347,478
                                                                     ----------
                  COMPUTER SERVICES--9.2%
 329,220          Actuate Corporation* ..........................     6,296,332
 169,200          Aspen Technology, Inc.*+ ......................     5,625,900
  68,200          Documentum, Inc.* .............................     3,388,688
  43,400          Evolve Software, Inc.* ........................       211,575
 498,935          Exult Inc.*+ ..................................     6,610,889
 184,200          Informatica Corporation* ......................     7,287,412
 108,543          Interwoven, Inc.*+ ............................     7,157,054
 146,700          Manugistics Group, Inc.*+ .....................     8,361,900
 132,600          Micromuse Inc.*+ ..............................     8,003,653
  71,607          Netegrity, Inc.* ..............................     3,893,631
 141,600          SpeechWorks International Inc.*+ ..............     6,947,250
 129,000          TeleCommunication Systems, Inc. Cl. A*+ .......       435,375
                                                                     ----------
                                                                     64,219,659
                                                                     ----------
                  COMPUTER TECHNOLOGY--2.7%
 199,532          Computer Network Technology Corporation*+ .....     5,749,016
 164,000          Research in Motion Limited*+ ..................    13,120,000
                                                                     ----------
                                                                     18,869,016
                                                                     ----------
                  DIVERSIFIED FINANCIAL SERVICES--1.9%
 251,950          BISYS Group, Inc.*+ ...........................    13,132,894
                                                                     ----------

                  DRUGS & PHARMACEUTICALS--2.7%
 147,250          AVANT Immunotherapeutics, Inc.* ...............     1,012,344
 325,740          Bindley Western Industries, Inc. ..............    13,538,569
  46,747          Genzyme Corp General Division* ................     4,204,308
                                                                     ----------
                                                                     18,755,221
                                                                     ----------
                  ELECTRONICS--4.8%
 240,300          DDi Corp.* ....................................    $6,548,175
 203,000          Keithley Instruments, Inc. ....................     8,741,688
  87,600          Mettler-Toledo International Inc.* ............     4,763,250
 339,150          MRV Communications, Inc.*+ ....................     4,536,131
 227,500          Plexus Corp.* .................................     6,913,867
 174,800          SMTC Corporation*+ ............................     2,381,650
                                                                     ----------
                                                                     33,884,761
                                                                     ----------
                  ENERGY--1.9%
  79,010          FuelCell Energy, Inc.*+ .......................     5,417,123
 143,055          Swift Energy Company*+ ........................     5,382,443
  88,600          Veritas DGC Inc.* .............................     2,861,780
                                                                     ----------
                                                                     13,661,346
                                                                     ----------
                  FINANCIAL INFORMATION SERVICES--2.4%
 452,985          FactSet Research Systems Inc. .................    16,792,154
                                                                     ----------
                  FINANCIAL SERVICES--3.2%
 190,600          Investors Financial Services Corp. ............    16,391,600
 171,080          Silicon Valley Bancshares+ ....................     5,912,953
                                                                     ----------
                                                                     22,304,553
                                                                     ----------
                  HEALTH CARE--14.4%
 162,230          Advance Paradigm, Inc.* .......................     7,381,465
 133,690          Express Scripts Inc. Cl. A*+ ..................    13,669,802
 147,400          IMPATH Inc.*+ .................................     9,802,100
 190,900          Laboratory Corporation of America Holdings* ...    33,598,400
 180,270          LifePoint Hospitals, Inc.*+ ...................     9,036,033
 207,850          MID Atlantic Medical Services, Inc.* ..........     4,118,028
 245,565          Orthodontic Centers Of America* ...............     7,673,906
  52,700          Pharmacopeia Inc.+ ............................     1,149,519
 367,400          Province Healthcare Company*+ .................    14,466,375
                                                                     ----------
                                                                    100,895,628
                                                                    -----------
                  HEALTH CARE ADMINISTRATIVE SERVICES--2.5%
 352,635          AmeriSource Health Corporation Cl. A* .........    17,808,068
                                                                    ----------
                  HOTELS--.6%
 180,050          Orient-Express Hotels Ltd. Cl. A*+ ............     3,882,328
                                                                     ----------

                  IDENTIFICATION CONTROL &
                    FILTER DEVICES--.4%
 199,000          Artesyn Technologies, Inc.* ...................     3,159,125
                                                                     ---------
                  INVESTMENT MANAGEMENT
                   COMPANIES--5.3%
 159,090          Affiliated Managers Group, Inc.*+ .............     8,730,064
 296,900          Blackrock Inc.* ...............................    12,469,800
 535,650          Federated Investors, Inc. Cl. B+ ..............    15,600,806
                                                                     ----------
                                                                     36,800,670
                                                                     ----------
                  MACHINERY: OIL WELL EQUIPMENT
                    & SERVICES--1.2%
  90,900          Patterson Energy, Inc.* .......................     3,386,025
 159,700          UTI Energy Corp.* .............................     5,250,138
                                                                     ----------
                                                                      8,636,163
                                                                     ----------
                  MEDICAL & DENTAL INSTRUMENTS
                     & SUPPLIES--.8%
  88,400          Cytyc Corporation*+ ...........................     5,530,525
                                                                     ----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (Cont'd)
-------------------------------------------------------------------------------
  SHARES          COMMON STOCKS--(CONT'D)                             VALUE
                                                                      -----

                  MEDICAL DEVICES--.3%
  49,540          Inverness Medical Technology Inc.* ............    $1,928,964
                                                                     ----------

                  MEDICAL SERVICES--3.0%
 224,800          Aurora Biosciences Corp.* .....................     7,067,150
 149,831          RehabCare Group, Inc.*+ .......................     7,697,568
 181,350          Speciality Laboratories, Inc.*+ ...............     6,007,219
                                                                     ----------
                                                                     20,771,937
                                                                     ----------
                  METAL FABRICATING--3.2%
 446,100          Shaw Group Inc. (The)* ........................    22,305,000
                                                                     ----------

                  OIL & GAS--3.5%
 153,010          Cross Timbers Oil Company .....................     4,246,027
 767,650          Grey Wolf, Inc.* ..............................     4,509,943
  64,460          Mitchell Energy & Development Corp. ...........     3,948,175
 148,800          Spinnaker Exploration Company*+ ...............     6,324,000
 174,760          St. Mary Land & Exploration Company ...........     5,821,692
                                                                     ----------
                                                                     24,849,837
                                                                     ----------
                  PHOTOGRAPHY--.9%
 397,425          Concord Camera Corp.* .........................     6,557,512
                                                                     ----------

                  PRODUCTION TECHNOLOGY
                    EQUIPMENT--.6%
  84,277          DuPont Photomasks, Inc.* ......................     4,453,512
                                                                     ----------

                  RESTAURANTS--2.5%
 142,750          California Pizza Kitchen, Inc.*+ ..............     4,032,688
 318,050          Cheesecake Factory Incorporated*+ .............    12,205,169
  12,050          Krispy Kreme Doughnuts Inc.* ..................     1,000,150
                                                                     ----------
                                                                     17,238,007
                                                                     ----------

                  SCIENTIFIC EQUIPMENT & SUPPLIERS--2.3%
 205,475          Newport Corporation ...........................    16,152,260
                                                                     -----------

                  SECURITIES BROKERAGE & SERVICES--.8%
 127,650          Investment Technology Group, Inc.* ............     5,329,388
                                                                     ----------
                  SEMICONDUCTOR CAPITAL EQUIPMENT--.5%
 152,200          Varian Semiconductor Equipment
                  Associates, Inc.* .............................     3,614,750
                                                                     ----------
                  SEMICONDUCTORS--3.0%
  51,515          Actel Corporation* ............................     1,246,019
 136,415          Elantec Semiconductor Inc.* ...................     3,785,516
  66,520          Exar Corporation*+ ............................     2,061,081
 422,700          Integrated Circuit Systems, Inc.*+ ............     7,000,969
 307,600          Microtune, Inc.* ..............................     5,094,625
 199,300          Oak Technology Inc.* ..........................     1,731,419
                                                                     ----------
                                                                     20,919,629
                                                                     ----------
                  TELECOMMUNICATIONS EQUIPMENT--.6%
  91,540          Plantronics, Inc.* ............................    $4,302,380
                                                                     ----------
                  TRUCKERS--.8%
 148,600          Forward Air Corporation* ......................     5,544,638
                                                                     ----------
                  TOTAL COMMON STOCKS
                    (COST $612,823,517) .........................   620,786,645
                                                                    -----------
PRINCIPAL
 AMOUNT            SHORT-TERM INVESTMENTS--18.8%
----------
                   SHORT-TERM CORPORATE NOTES--13.6
$  5,000,000       AES Hawaii Inc., 6.54%, 1/12/01 ...............    4,990,917
  15,000,000       Artesia North America Inc., 6.56%, 1/17/01 ....   14,959,000
  25,000,000       Countrywide Home Loans, Inc.,
                   6.55%, 1/19/01 ................................   24,922,674
  15,000,000       General Motors Acceptance Corporation,
                   6.49%, 1/12/01 ................................   14,972,958
  25,000,000       Hewlett-Packard Company,
                   6.47%, 1/9/01 .................................   24,968,549
  10,000,000       Madison Gas and Electric Company,
                   6.52%, 1/25/01 ................................    9,958,344
                                                                     ----------

                  TOTAL SHORT-TERM CORPORATE NOTES
                    (COST $94,772,442) ............................  94,772,442
                                                                     ----------
                  SECURITIES HELD UNDER
                  REPURCHASE AGREEMENTS--5.2%
                  Securities Held Under Repurchase
                  Agreements, 5.90%-6.56%, 1/2/01, with
                  Bear, Stearns & Co. Inc., dtd 12/29/00,
                  repurchase price $36,621,451, collateralized
                  by $17,525,000 U.S. Treasury Notes, 3.375%,
                  due 1/15/07 and $66,550,000 U.S. Treasury Strips,
                  0%, due 5/15/19-2/15/26 .......................    36,597,094
                                                                     ----------

                   TOTAL SHORT-TERM INVESTMENTS
                  (COST $131,369,536) ...........................   131,369,536
                                                                    -----------

                   TOTAL INVESTMENTS
                    (COST $744,193,053)(a) ............   107.4%    752,156,181
                   Liabilities in Excess of Other Assets   (7.4)    (51,785,839)
                                                          ------  -------------
                   NET ASSETS                             100.0%   $700,370,342
                                                          ======   ============

--------------------------------------------------------------------------------
  * Non-income producing security.
 +  Securities partially or fully on loan.
(a) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $744,193,053, amounted to $7,963,128 which consisted of aggregate gross unrealized appreciation of $101,058,257 and aggregate gross unrealized depreciation of $93,095,129.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


                                                                                Year Ended December 31,
                                                  ---------------------------------------------------------------------------------
                                                      2000              1999                1998            1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                $55.15            $43.97              $43.75          $40.91        $39.41
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                        0.01(i)          (0.12)(i)           (0.02)          (0.05)(i)     (0.04)(i)
   Net realized and unrealized gain
     (loss) on investments                           (12.80)            16.98                6.30            4.45          1.70
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              (12.79)            16.86                6.28            4.40          1.66
   Distributions from net realized gains             (18.87)            (5.68)              (6.06)          (1.56)        (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                      $23.49            $55.15              $43.97          $43.75        $40.91
===================================================================================================================================
   Total Return                                      (27.20%)           43.42%              15.53%          11.39%         4.18%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)       $700,370          $674,864          $1,216,584        $997,586    $1,469,518
===================================================================================================================================
     Ratio of expenses to average net assets           0.90%             0.90%               0.89%           0.89%         0.88%
 ==================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                              0.03%            (0.28%)             (0.20%)         (0.12%)       (0.09%)
===================================================================================================================================
     Portfolio Turnover Rate                         217.69%           182.25%             142.90%         104.43%       110.04%
===================================================================================================================================


(i) Amount was computed based on average shares outstanding during the year.

--------------------------------------------------------------------------------
   ALGER AMERICAN INCOME AND GROWTH PORTFOLIO Portfolio Highlights Through December 31, 2000 (Unaudited)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
        HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended December 31, 2000
-------------------------------------------------------------------------------

[REPRESENTATION OF PLOT POINTS IN GRAPH IN PRINTED PIECE.]

                  Alger American Income & Growth    S&P 500 Index
01/01/91                      10000                      10000
12/31/91                      12351                      13047
12/31/92                      13418                      14042
12/31/93                      14806                      15457
12/31/94                      13580                      15660
12/31/95                      18351                      21548
12/31/96                      21962                      26494
12/31/97                      29931                      35335
12/31/98                      39625                      45434
12/31/99                      56447                      54993
12/31/00                      55731                      49992


The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in the Alger American Income and Growth Portfolio and the S&P 500 Index for the ten years ended December 31, 2000. Figures for the Alger American Income and Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

-------------------------------------------------------------------------------
                PERFORMANCE COMPARISON THROUGH December 31, 2000
-------------------------------------------------------------------------------

                                                              Average Annual Total Returns
                                                                                             Since Inception
                                                  1 Year         5 Years      10 Years          11/15/88
                                               ----------------------------------------------------------
     Alger American Income
        and Growth Portfolio                      (1.27%)        24.88%        18.74%            16.01%
      S&P 500 Index                               (9.10%)        18.33%        17.46%            16.59%
                                               ----------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
--------------------------------------------------------------------------------
    SHARES       COMMON STOCKS--91.0%                                   VALUE
    ------                                                              -----

                 AEROSPACE--1.0%
   19,000        United Technologies Corporation ..............       $1,493,875
                                                                      ----------
                 BEVERAGES--1.1%
   26,150        The Coca-Cola Company ........................        1,593,516
                                                                      ----------
                 BIOTECHNOLOGY RESEARCH
                   & PRODUCTION--2.4%
   55,500        Amgen Inc.*+ .................................        3,548,531
                                                                      ----------
                 BUSINESS SERVICES--2.6%
   81,700        Paychex, Inc. ................................        3,972,663
                                                                      ----------
                 CABLE--3.6%
   61,500        Comcast Corp., Cl. A Special* ................        2,567,625
   55,200        Time Warner Inc. .............................        2,883,648
                                                                      ----------
                                                                       5,451,273
                                                                      ----------
                 COMMUNICATION EQUIPMENT--7.5%
   91,000        Cisco Systems, Inc.* .........................        3,480,750
  126,400        Motorola, Inc. ...............................        2,559,600
   59,850        Nortel Networks Corporation ..................        1,918,941
   40,000        QUALCOMM Inc.* ...............................        3,287,500
                                                                      ----------
                                                                      11,246,791
                                                                      ----------
                 COMMUNICATIONS TECHNOLOGY--4.0%
  140,000        Nokia Corporation, ADR .......................        6,090,000
                                                                      ----------
                 COMPUTER RELATED &
                   BUSINESS EQUIPMENT--1.8%
   26,400        EMC Corporation* .............................        1,755,600
   36,000        Sun Microsystems, Inc.* ......................        1,003,500
                                                                      ----------
                                                                       2,759,100
                                                                      ----------
                 COMPUTER SERVICES--.5%
   25,000        eBay Inc.* ...................................          825,000
                                                                      ----------
                 COMPUTER SOFTWARE--1.7%
   90,000        Oracle Corporation* ..........................        2,615,625
                                                                      ----------

                 CONGLOMERATE--6.7%
  131,400        General Electric Company .....................        6,298,988
   68,400        Tyco International Ltd. ......................        3,796,200
                                                                      ----------
                                                                      10,095,188
                                                                      ----------
                 FINANCIAL SERVICES--18.7%
   31,900        The Bank of New York Company, Inc. ...........       $1,760,480
  126,466        Citigroup Inc. ...............................        6,457,670
   40,800        Marsh & McLennan Companies, Inc. .............        4,773,600
   49,400        Merrill Lynch & Co., Inc. ....................        3,368,463
   42,000        Morgan Stanley Dean Witter & Co. .............        3,328,500
   17,000        Northern Trust Corporation ...................        1,386,563
   70,000        Schwab (Charles) Corporation (The) ...........        1,986,250
    5,000        State Street Corporation .....................          621,050
   32,300        Stilwell Financial Inc. ......................        1,273,831
                                                                      ----------
                                                                      28,183,498
                                                                      ----------
                 FOOD--1.9%
   63,900        Philip Morris Companies Inc.+ ................        2,811,600
                                                                      ----------
                 HEALTH CARE ADMINISTRATIVE SERVICES--5.3%
   80,000        Cardinal  Health,  Inc. ......................        7,970,000
                                                                      ----------
                 INSURANCE--6.9%
   60,946        American International Group, Inc. ...........        6,006,990
   50,600        The Chubb Corporation ........................        4,376,900
                                                                      ----------
                                                                      10,383,890
                                                                      ----------
                 MANUFACTURING--1.7%
   77,100        Solectron Corporation* .......................        2,613,690
                                                                      ----------
                 OIL & GAS--2.5%
   44,000        Exxon Mobil Corporation ......................        3,825,250
                                                                      ----------
                 PHARMACEUTICALS--15.8%
   68,600        Abbott Laboratories ..........................        3,322,812
   81,600        American Home Products Corporation ...........        5,185,680
   59,600        Baxter International Inc. ....................        5,263,425
   41,500        Eli Lilly and Company ........................        3,862,094
  100,387        Pfizer Inc. ..................................        4,617,802
   25,800        Pharmacia Corporation ........................        1,573,800
                                                                      ----------
                                                                      23,825,613
                                                                      ----------
                 RETAIL--5.3%
   71,550        Home Depot, Inc. .............................        3,268,940
   30,100        Walgreen Co. .................................        1,258,556
   63,900        Wal-Mart Stores, Inc. ........................        3,394,688
                                                                      ----------
                                                                       7,922,184
                                                                      ----------
                 TOTAL COMMON STOCKS
                   (COST $127,576,080) ........................      137,227,287
                                                                      ----------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (Cont'd)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT        SHORT-TERM INVESTMENTS--6.9%                           VALUE
------------                                                            -----

                 SHORT-TERM CORPORATE NOTES--4.6%

$3,000,000       Textron Financial Corporation,
                 6.53%, 1/18/01 ...............................       $2,991,293
 4,000,000       Verizon Network Funding Corp.,
                 6.55%, 1/3/01 ................................        3,999,272
                                                                      ----------
                 TOTAL SHORT-TERM CORPORATE NOTES
                  (COST $6,990,565) ...........................        6,990,565
                                                                      ----------
                 SECURITIES HELD UNDER
                   REPURCHASE AGREEMENTS--2.3%
                 Securities Held Under
                 Repurchase Agreements,
                 5.90%-6.56%, 1/2/01, with
                 Bear, Stearns & Co. Inc., dtd
                 12/29/00 repurchase price
                 $3,380,835; collateralized by
                 $3,460,000 U.S. Treasury Notes, 3.375%,
                 due 1/15/07 ..................................        3,378,611
                                                                      ----------
                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $10,369,176) .........................       10,369,176
                                                                      ----------
 Total Investments
  (Cost $137,945,256(a) ..............................   97.9%       147,596,463
 Other Assets in Excess of Liabilities ...............    2.1%         3,186,827
                                                        ------      ------------
 Net Assets ..........................................  100.0%      $150,783,290
                                                        ======      ============

--------------------------------------------------------------------------------
  + Securities partially or fully on loan.
  * Non-income producing security.
(a) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $137,945,256, amounted to $9,651,207 which consisted of aggregate gross unrealized appreciation of $17,301,065 and aggregate gross unrealized depreciation of $7,649,858.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
===============================================================================


                                                                                 YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                        2000               1999          1998            1997           1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $17.58            $13.12          $10.99           $8.42              $17.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.05              0.00            0.03            0.03                0.09(i)
Net realized and unrealized gain
(loss) on investments                               (0.44)             5.26            3.30            2.94                1.87
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               (0.39)             5.26            3.33            2.97                1.96
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                (0.01)            (0.03)          (0.04)          (0.04)              (0.33)
Distributions from net realized gains               (3.92)            (0.77)          (1.16)          (0.36)             (11.00)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                            (3.93)            (0.80)          (1.20)          (0.40)             (11.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                       $13.26            $17.58          $13.12          $10.99               $8.42
====================================================================================================================================
Total Return                                        (1.27%)           42.45%          32.39%          36.29%              19.68%
====================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of year (000's omitted)       $150,783           $91,250         $77,926         $47,399             $20,910
====================================================================================================================================
   Ratio of expenses to average net assets           0.70%             0.70%           0.70%           0.74%               0.81%
====================================================================================================================================
   Ratio of net investment income to
    average net assets                               0.43%             0.03%           0.31%           0.56%               0.94%
====================================================================================================================================
   Portfolio Turnover Rate                         142.43%           193.23%         131.67%         150.09%             121.60%
====================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
   ALGER AMERICAN BALANCED PORTFOLIO
   Portfolio Highlights Through December 31, 2000 (Unaudited)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
        HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended December 31, 2000
-------------------------------------------------------------------------------

[REPRESENATATION OF PLOT POINTS IN GRAPH IN PRINTED PIECE.]
           Alger America   Lehman brothers Gov't/Corp
             Balanced           Bond Index          S&P 500 Index
01/1/91        10000             10000                10000
12/31/91       10470             10829                13047
12/31/92       11463             12576                14042
12/31/93       12356             13528                15457
12/31/94       11828             15024                15660
12/31/95       15214             14497                21548
12/31/96       16761             17286                26494
12/31/97       20082             17788                35335
12/31/98       26411             19523                45434
12/31/99       34126             21371                54993
12/31/00       33184             21598                49992


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Balanced Portfolio, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index for the ten years ended December 31, 2000. Figures for the Alger American Balanced Portfolio, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest.

--------------------------------------------------------------------------------
                PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                             SINCE INCEPTION
                                                  1 YEAR         5 YEARS      10 YEARS           9/5/89
                                                 -------------------------------------------------------
      Alger American Balanced Portfolio           (2.76%)        16.88%         12.74%           12.06%

      S&P 500 Index                               (9.10%)        18.33%         17.46%           15.12%

      Lehman Brothers Gov't/Corp. Bond Index      11.84%          6.23%          8.00%            8.16%
                                                  -------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
-------------------------------------------------------------------------------

   SHARES        COMMON STOCKS--49.1%                                  VALUE
   ------                                                              -----

                 ADVERTISING--.4%
    5,900        Omnicom Group Inc. ...........................     $   488,963
                                                                    -----------
                 AEROSPACE--1.7%
    5,000        General Dynamics Corporation .................         390,000
   19,850        United Technologies Corporation ..............       1,560,706
                                                                    -----------
                                                                      1,950,706
                 AUTOMOTIVE--.4%
   11,400        Harley-Davidson, Inc. ........................         453,150
                                                                    -----------
                 BEVERAGES--1.0%
   19,050        The Coca-Cola Company ........................       1,160,859
                                                                    -----------
                 BIOTECHNOLOGY RESEARCH &
                    PRODUCTION--1.7%
   30,000        Amgen Inc.*+ .................................       1,918,125
                                                                    -----------
                 CABLE--.8%
   10,000        Comcast Corp., Cl. A Special* ................         417,500
    9,400        Time Warner Inc. .............................         491,056
                                                                    -----------
                                                                        908,556
                                                                    -----------
                 COMMUNICATION EQUIPMENT--1.5%
   34,400        Cisco Systems, Inc.* .........................       1,315,800
    7,900        Corning Incorporated .........................         417,219
                                                                    -----------
                                                                      1,733,019
                                                                    -----------
                 COMMUNICATION services--.5%
   12,200        SBC Communications Inc. ......................         582,550
                                                                    -----------
                 COMMUNICATIONS TECHNOLOGY--.9%
   15,200        America Online, Inc.* ........................         528,960
   10,200        Exodus Communications, Inc.* .................         204,000
    7,600        Nokia Corporation ADR ........................         330,600
                                                                    -----------
                                                                      1,063,560
                                                                    -----------
                 COMPUTER RELATED &
                 BUSINESS EQUIPMENT--3.6%
   86,800        Dell Computer Corporation* ...................       1,513,575
   23,550        EMC Corporation* .............................       1,566,075
   39,300        Sun Microsystems, Inc.* ......................       1,095,488
                                                                    -----------
                                                                      4,175,138
                                                                    -----------
                 COMPUTER SERVICES--1.0%
   33,400        eBay Inc.* ...................................       1,102,200
                                                                    -----------
                 COMPUTER SOFTWARE--3.2%
    6,000        Ariba, Inc.* .................................         321,750
   13,200        Commerce One, Inc.* ..........................         334,125
    4,840        i2 Technologies, Inc.*+ ......................         263,175
    9,900        Intuit Inc.* .................................         390,431
   38,200        Microsoft Corporation* .......................       1,656,925
   27,000        Oracle Corporation* ..........................         784,688
                                                                    -----------
                                                                      3,751,094
                                                                    -----------
                 CONGLOMERATE--3.6%
   42,300        General Electric Company .....................      $2,027,756
   39,000        Tyco International Ltd. ......................       2,164,500
                                                                    -----------
                                                                      4,192,256
                                                                    -----------
                 ENERGY & ENERGY SERVICES--3.8%
    8,900        BJ Services Company* .........................         612,987
   14,900        Calpine Corporation* .........................         671,431
    3,600        Duke Energy Corporation ......................         306,900
   38,650        Halliburton Company ..........................       1,401,062
   10,600        Nabors Industries, Inc.* .....................         626,990
   17,850        Transocean Sedco Forex Inc. ..................         821,100
                                                                    -----------
                                                                      4,440,470
                                                                    -----------
                 FINANCIAL SERVICES--4.9%
    4,500        American Express Company .....................         247,219
   40,266        Citigroup Inc. ...............................       2,056,083
    8,050        Marsh & McLennan Companies, Inc. .............         941,850
    8,900        Merrill Lynch & Co., Inc. ....................         606,869
   21,450        Schwab (Charles) Corporation (The) ...........         608,643
   18,600        Stilwell Financial Inc. ......................         733,538
    9,300        Washington Mutual, Inc. ......................         493,481
                                                                    -----------
                                                                      5,687,683
                                                                    -----------
                 FOOD--1.5%
   38,900        Philip Morris Companies Inc.+ ................       1,711,600
                                                                    -----------
                 FOOD CHAINS--1.5%
   20,900        The Kroger Co.* ..............................         565,606
   19,400        Safeway Inc.* ................................       1,212,500
                                                                    -----------
                                                                      1,778,106
                                                                    -----------
                 HEALTH CARE ADMINISTRATIVE SERVICES--1.8%
   21,100        Cardinal Health, Inc. ........................       2,102,087
                                                                    -----------
                 INSURANCE--1.1%
   12,800        American International Group, Inc. ...........       1,261,600
                                                                     -----------
                 MANUFACTURING--1.5%
    9,000        Sanmina Corporation* .........................         689,625
   29,700        Solectron Corporation* .......................       1,006,830
                                                                    -----------
                                                                      1,696,455
                                                                    -----------
                 MEDIA--1.2%
   29,400        AT&T Corp. Liberty Media Group, Series A* ....         398,738
   21,700        Viacom Inc. Cl. B* ...........................       1,014,475
                                                                    -----------
                                                                      1,413,213
                                                                    -----------
                 MEDICAL DEVICES--.5%
   10,950        Guidant Corporation* .........................         590,615
                                                                    -----------
                 OIL & GAS--1.9%
   24,600        Exxon Mobil Corporation ......................       2,138,663
                                                                    -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
-------------------------------------------------------------------------------

   SHARES        COMMON STOCKS (CONT'D)                                VALUE
   ------                                                              -----
                 PHARMACEUTICALS--6.4%
    7,000        Abbott Laboratories ..........................      $  339,063
   11,000        ALZA Corporation*+ ...........................         467,500
   34,188        American Home Products Corporation ...........       2,172,647
   22,400        Baxter International Inc. ....................       1,978,200
   46,475        Pfizer Inc. ..................................       2,137,850
    5,400        Pharmacia Corporation ........................         329,400
                                                                     ----------
                                                                      7,424,660
                                                                     ----------
                 RETAIL--1.7%
   10,800        Best Buy Co., Inc.* ..........................         319,275
   18,350        Walgreen Co. .................................         767,259
   17,350        Wal-Mart Stores, Inc. ........................         921,719
                                                                     ----------
                                                                      2,008,253
                                                                     ----------
                 SEMICONDUCTOR CAPITAL
                    EQUIPMENT--.1%
    4,000        Teradyne, Inc.* ..............................         149,000
                                                                     ----------
                 SEMICONDUCTORS--.9%
   16,600        Altera Corporation* ..........................         436,788
   11,700        Linear Technology Corporation ................         541,125
                                                                     ----------
                                                                        977,913
                                                                     ----------
                TOTAL COMMON STOCKS
                 (COST $57,899,641) ...........................      56,860,494
                                                                     ----------
 PRINCIPAL
  AMOUNT         CORPORATE BONDS--18.9%
-----------
                 AUTOMOTIVE--.9%
                 $1,000,000 Daimler-Chrysler Financial Corp.,
                 6.95%, 3/25/02 ...............................       1,010,110
                                                                     ----------
                 BEVERAGES--1.3%
1,500,000        Pepsico Inc., 7.425%, 8/17/07 ................       1,501,530
                                                                     ----------
                 BANKS--4.1%
1,700,000        Associates Corp. North America,
                 7.75%, 2/15/05 ...............................       1,777,299
  100,000        Bank of America Corp.,
                 7.125%, 5/12/05 ..............................         102,370
2,000,000        First USA Bank Wilmington Delaware,
                 7.65%, 8/1/03 ................................       2,051,160
  800,000        Wells Fargo & Co. Sr. Global Notes,
                 6.625%, 7/15/04 ..............................         809,896
                                                                     ----------
                                                                      4,740,725
                                                                     ----------
                 COMMUNICATIONS TECHNOLOGY--1.2%
  800,000        TCI Communications Inc. Sr. Notes,
                 8.00%, 8/1/05 ................................         836,544
  500,000        Tele-Communications, Inc.,
                 7.25%, 8/1/05 ................................         503,840
                                                                     ----------
                                                                      1,340,384
                                                                     ----------
                 CONGLOMERATE--.4%
 $500,000        Loews Corp., 7.625%, 6/1/23 ..................         455,785
                                                                     ----------
                 ELECTRIC & GAS COMPANIES--.7%
                 400,000 Potomac Electric Power Co.,
                    7.00%, 1/15/24 ............................         350,000
  500,000        Washington Gas Light Co., Medium
                 Term Notes, 6.51%, 8/18/08 ...................         495,900
                                                                     ----------
                                                                        845,900
                 FINANCial services--8.4%
  800,000        BankAmerica Corp.,
                 7.20%, 4/15/06 ...............................         811,944
  500,000        Beneficial Corp.,
                 6.575%, 12/16/02 .............................         501,110
  500,000        Block Financial Corp.,
                 8.50%, 4/15/07 ...............................         515,175
  260,000        Chase Manhattan Corporation,
                 8.50%, 2/15/02 ...............................         266,297
1,300,000        Cit Group Inc.,
                 7.125%, 10/15/04+ ............................       1,303,484
  200,000        Citicorp,
                 7.125%, 6/1/03 ...............................         203,838
2,200,000        Countrywide Home Loan Inc.,
                 6.935%, 7/16/07 ..............................       2,161,918
  800,000        Goldman Sachs Group,
                 6.65%, 5/15/09 ...............................         771,560
1,000,000        International Lease Finance Corp.,
                 6.00%, 6/15/03 ...............................         999,940
  700,000        NCNB Texas National Bank Dallas,
                 9.50%, 6/1/04 ................................         763,462
1,500,000        USL Capital Corp. Sr. Notes,
                 6.50%, 12/1/03 ...............................       1,495,935
                                                                     ----------
                                                                      9,794,663
                 LEISURE & ENTERTAINMENT--.3%
  300,000        Disney (Walt) Company,
                 6.375%, 3/30/01 ..............................         299,859
                                                                     ----------
                 OIL & GAS--.9%
1,080,000        Chevron Corp.,
                 6.625%, 10/1/04 ..............................       1,106,460
                                                                     ----------
                 RETAIL--.7%
  800,000        Wal-Mart Stores, Inc.,
                 6.55%, 8/10/04+ ..............................         818,440
                                                                     ----------
                 TOTAL CORPORATE BONDS
                   (COST $21,690,048) .........................      21,913,856
                                                                     ----------
18

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
-------------------------------------------------------------------------------

 PRINCIPAL       U.S. GOVERNMENT &
   AMOUNT          AGENCY OBLIGATIONS--23.3%                            VALUE
                                                                     ----------
$2,000,000       Federal Farm Credit Bank,
                 6.80%, 10/12/07 ..............................      $2,102,020
                 Federal Home Loan Bank,
 2,000,000       7.00%, 2/14/03 ...............................       2,050,940
 1,260,000       5.765%, 3/18/03 ..............................       1,264,183
 1,500,000       7.25%, 5/13/05 ...............................       1,582,035
 1,000,000       6.375%, 8/15/06 ..............................       1,026,250
 1,000,000       6.75%, 8/15/07 ...............................       1,044,530
 1,115,000       8.00%, 8/19/14 ...............................       1,113,339
   250,000       8.16%, 9/8/14 ................................         249,915
                 Federal Home Loan Mortgage Corp.,
   800,000       6.00%, 6/23/04 ...............................         794,504
   800,000       5.75%, 4/15/08 ...............................         789,872
   600,000       7.08%, 3/17/14 ...............................         589,128
                 Federal National Mortgage Association,
 1,000,000       7.125%, 2/15/05 ..............................       1,050,310
   500,000       6.96%, 4/2/07 ................................         527,500
   633,000       7.00%, 3/4/13 ................................         621,726
   400,000       6.75%, 2/4/28 ................................         374,376
                 U.S. Treasury Notes,
   800,000       6.125%, 12/31/01 .............................         804,624
 1,000,000       6.50%, 3/31/02 ...............................       1,012,340
 1,500,000       6.375%, 4/30/02 ..............................       1,518,285
 2,000,000       6.25%, 7/31/02 ...............................       2,028,120
   800,000       6.25%, 2/15/03 ...............................         817,000
   800,000       6.00%, 8/15/04 ...............................         822,624
 1,500,000       6.50%, 5/15/05 ...............................       1,582,500
   800,000       6.50%, 10/15/06 ..............................         853,376
 1,500,000       6.125%, 8/15/07 ..............................       1,578,285
   800,000       5.625%, 5/15/08 ..............................         820,872
                                                                     ----------
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                   (Cost $26,271,985) .........................      27,018,654
                                                                     ----------


                                                                      PRINCIPAL
   AMOUNT        SHORT-TERM INVESTMENTS--8.2%                            VALUE
                                                                      ---------

                 SHORT-TERM CORPORATE NOTES--5.2%
$4,000,000       Caterpillar Inc., 6.47%, 1/31/01 .............      $3,979,152
 2,000,000       Textron Financial Corporation,
                 6.53%, 1/18/01 ...............................       1,994,196
                                                                     ----------
                 TOTAL SHORT-TERM CORPORATE NOTES
                   (COST $5,973,348) ..........................       5,973,348
                                                                     ----------
                 SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--3.0%
                 Securities Held Under Repurchase
                 Agreements, 5.90%-6.56%, 1/2/01, with
                 Bear, Stearns & Co. Inc., dtd 12/29/00
                 repurchase price $3,556,686; collateralized
                 by $12,335,000 U.S. Treasury Strips, 0%,
                 due 8/15/22 ..................................       3,554,352
                                                                     ----------

                 Total Short-Term Investments
                   (Cost $9,527,700) ..........................       9,527,700
                                                                     ----------


Total Investments
   (Cost $115,389,374)(a)............................   99.5%       115,320,704
Other Assets in Excess of Liabilities ...............    0.5%           573,282
                                                       ------      ------------
NET ASSETS ..........................................  100.0%      $115,893,986
                                                       =======     ============
--------------------------------------------------------------------------------
 * Non-income producing security.
 + Securities partially or fully on loan.
(a) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $115,389,374, amounted to $68,670 which consisted of aggregate gross unrealized appreciation of $7,828,417 and aggregate gross unrealized depreciation of $7,897,087.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
-------------------------------------------------------------------------------


                                                                                   YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------------
                                                              2000            1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                $        15.57   $       12.98   $       10.76   $        9.24   $       13.64
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.20            0.15            0.19            0.17            0.21(i)
Net realized and unrealized gain
  (loss) on investments                                    (0.61)           3.45            3.02            1.63            1.01
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       (0.41)           3.60            3.21            1.80            1.22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                       (0.13)          (0.17)          (0.18)          (0.12)          (0.73)
Distributions from net realized gains                      (1.26)          (0.84)          (0.81)          (0.16)          (4.89)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (1.39)          (1.01)          (0.99)          (0.28)          (5.62)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $        13.77   $       15.57   $       12.98   $       10.76   $        9.24
===================================================================================================================================
Total Return                                               (2.76%)         29.21%          31.51%          19.82%          10.17%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)         $      115,894   $      56,327   $      28,208   $      16,614   $       10,486
===================================================================================================================================
  Ratio of expenses to average net assets                   0.88%           0.93%           0.92%           1.01%           1.14%
===================================================================================================================================
  Ratio of net investment income to
  average net assets                                        2.40%           1.66%           2.09%           2.14%           2.06%
===================================================================================================================================
  Portfolio Turnover Rate                                  63.37%         118.74%          94.64%         105.01%          68.66%
===================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.

-------------------------------------------------------------------------------
   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   Portfolio  Highlights Through December 31, 2000 (Unaudited)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      HYPOTHETICAL $10,000 INVESTMENT From May 3, 1993 TO DECEMBER 31, 2000
-------------------------------------------------------------------------------

[PLOT POINTS REPRESENTING GRAPH IN PRINTED PIECE.]

         Alger America Leveraged         S&P 500 Index
5/3/93            10000                       10000
 12/93            13867                       11297
 12/94            13653                       10893
 12/95            19722                       14264
 12/96            22068                       17001
 12/97            25380                       22483
 12/98            33069                       26781
 12/99            43601                       30723
 12/00            47605                       36101



The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index on May 3, 1993, the inception date of the Alger American MidCap Growth Portfolio, through December 31, 2000. The figures for both the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.

-------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2000
-------------------------------------------------------------------------------


                                                                         AVERAGE ANNUAL TOTAL RETURNS

                                                                                            SINCE INCEPTION
                                                                 1 YEAR       5 YEARS            5/3/93
                                                              -----------------------------------------------
      Alger American MidCap Growth Portfolio                      9.18%        19.27%            22.57%

      S&P MidCap 400 Index                                       17.51%        20.41%            18.22%
                                                              -----------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
--------------------------------------------------------------------------------
   SHARES        COMMON STOCKS--86.4%                                  VALUE
  --------                                                           --------
                 ADVERTISING--1.0%
   85,500        Lamar Advertising Company, Cl. A*+ ...........   $   3,299,766
                                                                   ------------
                 AEROSPACE--.7%
   30,500        General Dynamics Corporation .................       2,379,000
                                                                   ------------
                 AIRLINES--.5%
   29,200        Continental Airlines, Inc. Cl. B* ............       1,507,450
                                                                   ------------
                 BIOTECHNOLOGY RESEARCH
                 & PRODUCTION--3.7%
   77,700        Affymetrix Inc.*+ ............................       5,783,794
  101,200        Cephalon, Inc.*+ .............................       6,407,225
                                                                   ------------
                                                                     12,191,019
                                                                   ------------
                 BROADCASTING--.7%
  135,000        Entravision Communications Corporation Cl. A*        2,480,625
                                                                   ------------
                 BUSINESS SERVICES--1.0%
   37,400        Concord EFS Inc.* ............................       1,643,262
   35,300        CSG Systems International Inc.* ..............       1,656,893
                                                                   ------------
                                                                      3,300,155
                                                                   ------------
                 COMMUNICATION EQUIPMENT--1.2%
   62,000        Efficient Networks, Inc.*+ ...................         883,500
  242,800        Spectrasite Holdings, Inc.* ..................       3,217,100
                                                                   ------------
                                                                      4,100,600
                                                                   ------------
                 COMMUNICATIONS TECHNOLOGY--.3%
   43,000        Exodus Communications, Inc.* .................         860,000
                                                                   ------------
                 COMPUTER SERVICES--3.6%
   54,400        Amdocs Limited*+ .............................       3,604,000
  123,100        CNET Networks, Inc.*+ ........................       1,969,600
  189,500        eBay Inc.* ...................................       6,253,500
                                                                   ------------
                                                                     11,827,100
                                                                   ------------
                 COMPUTER SOFTWARE--9.6%
  293,600        Commerce One, Inc.* ..........................       7,431,750
  258,700        Intuit Inc.* .................................      10,202,480
  107,718        Openwave Systems Inc.* .......................       5,163,732
  244,600        PeopleSoft, Inc.* ............................       9,096,062
                                                                   ------------
                                                                     31,894,024
                                                                   ------------
                 ENERGY & ENERGY SERVICES--19.1%
  192,200        BJ Services Company* .........................     $13,237,775
  207,100        Calpine Corporation* .........................       9,332,444
  158,700        Cooper Cameron Corporation* ..................      10,484,118
  223,900        Nabors Industries, Inc.* .....................      13,243,685
   79,200        Santa Fe International Corporation ...........       2,539,350
  130,200        Smith International, Inc.* ...................       9,708,038
  112,000        Transocean Sedco Forex Inc. ..................       5,152,000
                                                                   ------------
                                                                     63,697,410
                                                                   ------------
                 FINANCIAL SERVICES--2.7%
  227,600        Stilwell Financial Inc. ......................       8,975,975
                                                                   ------------
                 FOODS & BEVERAGES--3.2%
  238,500        Starbucks Corporation*+ ......................      10,553,625
                                                                   ------------
                 HEALTH CARE--3.1%
   32,800        Express Scripts Inc. Cl. A* ..................       3,353,800
   40,330        Laboratory Corporation of America Holdings* ..       7,098,080
                                                                   ------------
                                                                     10,451,880
                                                                   ------------
                 HEALTH CARE ADMINISTRATIVE SERVICES--4.2%
  191,650        AmeriSource Health Corporation Cl. A* ........       9,678,325
   51,100        Gilead Sciences Inc.* ........................       4,238,106
                                                                   ------------
                                                                     13,916,431
                                                                   ------------
                 INDUSTRIAL EQUIPMENT--4.9%
   39,800        SPX Corporation* .............................       4,305,863
  145,400        Waters Corporation* ..........................      12,140,900
                                                                   ------------
                                                                     16,446,763
                                                                   ------------
                 MANUFACTURING--6.1%
   44,800        Dover Corporation ............................       1,817,200
   95,000        Flextronics International Ltd.* ..............       2,707,500
   84,650        Millipore Corporation ........................       5,332,950
  138,020        Sanmina Corporation* .........................      10,575,783
                                                                   ------------
                                                                     20,433,433
                                                                   ------------
                 OIL & GAS--3.2%
   86,600        Devon Energy Corporation .....................       5,280,002
   98,500        EOG Resources Inc.+ ..........................       5,386,719
                                                                   ------------
                                                                     10,666,721
                                                                   ------------
                 PHARMACEUTICALS--10.4%
   17,300        Allergan, Inc. ...............................       1,674,856
  382,500        ALZA Corporation*+ ...........................      16,256,250
  112,800        Forest Laboratories, Inc.* ...................      14,988,300
   16,945        Genzyme Corp General Division* ...............       1,523,991
                                                                   ------------
                                                                     34,443,397
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (Cont'd)
--------------------------------------------------------------------------------


  SHARES        COMMON STOCKS (CONT'D)                                VALUE
  --------                                                           --------

                 RESTAURANTS--2.1%
  269,050        Outback Steakhouse, Inc.* ....................    $  6,961,669
                                                                   ------------
                 RETAIL--.5%
   58,500        Best Buy Co., Inc.* ..........................       1,729,406
                                                                   ------------
                 SCIENTIFIC EQUIPMENT &
                   SUPPLIERS--.5%
   22,200        Newport Corporation ..........................       1,745,128
                                                                   ------------
                 SECURITIES BROKERAGE &
                   SERVICES--.4%
   32,850        Investment Technology Group, Inc.* ...........       1,371,488
                                                                   ------------
                 SEMICONDUCTOR CAPITAL
                   EQUIPMENT--1.0%
   86,106        Teradyne, Inc.* ..............................       3,207,449
                                                                   ------------
                 SEMICONDUCTORS--2.7%
  372,325        Microchip Technology Incorporated* ...........       8,167,880
   53,000        Vishay Intertechnology, Inc* .................         801,625
                                                                   ------------
                                                                      8,969,505
                                                                   ------------
                 TOTAL COMMON STOCKS
                   (COST $264,372,570) .........................    287,410,019
                                                                   ------------
 PRINCIPAL
   AMOUNT        SHORT-TERM INVESTMENTS--21.6%                         VALUE
-----------                                                           --------
                 SHORT-TERM CORPORATE NOTES--16.5%
$15,000,000      General Motors Acceptance Corporation,
                 6.49%, 1/12/01 ...............................     $14,972,958
  6,000,000      Nationwide Building Society,
                 6.40%, 2/8/01 ................................       5,960,533
  4,000,000      South Carolina Fuel Company, Inc.,
                 6.44%, 2/9/01(a) .............................       3,972,809
 15,000,000      Textron Financial Corporation,
                 6.55%, 1/18/01 ...............................      14,956,333
 15,000,000      United Parcel Service of America, Inc.,
                 6.45%, 1/19/01 ...............................      14,954,313
                                                                   ------------
                Total Short-Term Corporate Notes
                   (Cost $54,816,946) ..........................     54,816,946
                                                                   ------------
                 SECURITIES HELD UNDER
                  REPURCHASE AGREEMENTS--5.1%
                 Securities Held Under Repurchase
                 Agreements, 5.90%-6.56%, 1/2/01, with
                 Bear, Stearns & Co. Inc., dtd 12/29/00
                 repurchase price $17,013,378; collateralized
                 by $58,980,000 U.S. Treasury Strips, 0%,
                 due 8/15/22 ..................................      17,002,189
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENTS
                 (COST $71,819,135) ...........................      71,819,135
TOTAL INVESTMENTS
(COST $336,191,705(b)..............................    108.0%       359,229,154
Liabilities in Excess of Other Assets .............     (8.0)       (26,495,227)
                                                       ------      ------------
NET ASSETS                                              100.0%     $332,733,927
                                                       ======      ============


-------------------------------------------------------------------------------
  * Non-income producing security.
 +  Securities partially or fully on loan.
(a) Pursuant to Securities & Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $336,191,705, amounted to $23,037,449 which consisted of aggregate gross unrealized appreciation of $59,321,597 and aggregate gross unrealized depreciation of $36,284,148.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
-------------------------------------------------------------------------------



                                                                              YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------------
                                                          2000           1999          1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $32.23          $28.87          $24.18          $21.35          $19.44
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              (0.03)(i)       (0.05)           0.00(i)        (0.04)           0.03
 Net realized and unrealized gain
   on investments                                           2.79            8.00            6.95            3.20            2.29
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       2.76            7.95            6.95            3.16            2.32
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                         --              --              --           (0.01)             --
 Distributions from net realized gains                     (4.37)          (4.59)          (2.26)          (0.32)          (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                   (4.37)          (4.59)          (2.26)          (0.33)          (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                             $30.62          $32.23          $28.87          $24.18          $21.35
===================================================================================================================================
 Total Return                                               9.18%          31.85%          30.30%          15.01%          11.90%
===================================================================================================================================
 Ratios and Supplemental Data:
   Net assets, end of year (000's omitted)              $332,734        $931,397        $689,571        $444,967        $394,847
===================================================================================================================================
   Ratio of expenses to average net assets                  0.84%           0.85%           0.84%           0.84%           0.84%
===================================================================================================================================
   Ratio of net investment income (loss) to
     average net assets                                    (0.09%)         (0.21%)          0.00%          (0.15%)          0.08%
===================================================================================================================================
     Portfolio Turnover Rate                              130.85%         162.30%         152.21%         151.98%          90.97%
===================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
   ALGER  AMERICAN  LEVERAGED  ALLCAP  PORTFOLIO
   Portfolio  Highlights  Through  December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT from January 25, 1995 to December 31, 2000
-------------------------------------------------------------------------------

[PLOT POINTS REPRESENTING GRAPH IN PRINTED PIECE.]

         Alger America Leveraged    S&P 500 Index
01/25/95     10000                      10000
12/31/95     17430                      13489
12/31/96     19529                      16586
12/31/97     23372                      22120
12/31/98     36888                      28442
12/31/99     65683                      34425
12/31/00     49374                      31295


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Leveraged AllCap Portfolio and the S&P 500 Index on January 25, 1995, the inception date of the Alger American Leveraged AllCap Portfolio, through December 31, 2000. The figures for both the Alger American Leveraged AllCap Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

-------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                                                               SINCE INCEPTION

                                                                  1 YEAR          5 YEARS           1/25/95
                                                                ------------------------------------------------
      Alger American Leveraged AllCap Portfolio                  (24.83%)          23.15%           30.86%

      S&P 500 Index                                               (9.10%)          18.33%           21.19%
                                                                ------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
-------------------------------------------------------------------------------
   SHARES       COMMON STOCKS--89.4%                                   VALUE
-------------                                                          -----
                 AEROSPACE--1.1%
   46,300        General Dynamics Corporation .................    $  3,611,400
   20,950        United Technologies Corporation ..............       1,647,194
                                                                   ------------
                                                                      5,258,594
                                                                   ------------
                 BIOTECHNOLOGY RESEARCH & PRODUCTION--7.0%
   53,900        Affymetrix Inc.*+ ............................       4,012,181
  261,550        Amgen Inc.*+ .................................      16,722,853
   72,000        Celgene Corporation* .........................       2,340,000
  162,000        Immunex Corp.* ...............................       6,581,250
  110,000        QIAGEN N.V.*+ ................................       3,805,313
                                                                  -------------
                                                                     33,461,597
                                                                  -------------
                 CABLE--1.8%
  201,400        Comcast Corp., Cl. A Special* ................       8,408,450
                                                                  -------------
                 COMMUNICATION EQUIPMENT--7.1%
  351,200        Cisco Systems, Inc.* .........................      13,433,400
  219,950        Nortel Networks Corporation ..................       7,052,146
  164,100        QUALCOMM Inc.* ...............................      13,486,969
                                                                  -------------
                                                                     33,972,515
                                                                  -------------
                 COMMUNICATIONS TECHNOLOGY--4.8%
  235,700        America Online, Inc.* ........................       8,202,360
   80,000        McLeodUSA Incorporated Cl. A*+ ...............       1,130,000
  309,550        Nokia Corporation, ADR .......................      13,465,424
                                                                  -------------
                                                                     22,797,784
                                                                  -------------
                 COMPUTER RELATED & BUSINESS EQUIPMENT--5.0%
  209,700        Dell Computer Corporation* ...................       3,656,644
  131,200        EMC Corporation* .............................       8,724,800
  415,200        Sun Microsystems, Inc.* ......................      11,573,700
                                                                  -------------
                                                                     23,955,144
                                                                  -------------
                 COMPUTER SERVICES--3.7%
  113,000        Amdocs Limited* ..............................       7,486,250
  305,400        eBay Inc.* ...................................      10,078,200
                                                                  -------------
                                                                     17,564,450
                                                                  -------------
                 COMPUTER SOFTWARE--9.4%
  159,350        Ariba, Inc.* .................................       8,545,144
  115,300        Commerce One, Inc.* ..........................       2,918,531
  179,000        i2 Technologies, Inc.*+ ......................       9,733,125
  136,700        Microsoft Corporation* .......................       5,929,363
  172,700        Openwave Systems Inc.* .......................       8,278,806
  318,400        Oracle Corporation* ..........................       9,253,500
                                                                  -------------
                                                                     44,658,469
                                                                  -------------
                 COMPUTER TECHNOLOGY--1.2%
   70,000        Research in Motion Limited* ..................     $ 5,600,000
                                                                  -------------
                 CONGLOMERATE--4.0%
  294,500        General Electric Company .....................      14,117,594
   91,300        Tyco International Ltd. ......................       5,067,150
                                                                  -------------
                                                                     19,184,744
                                                                  -------------
                 ENERGY & ENERGY SERVICES--1.4%
   88,500        Calpine Corporation* .........................       3,988,031
   32,500        Duke Energy Corporation ......................       2,770,625
                                                                   ------------
                                                                      6,758,656
                                                                   ------------
                 FINANCIAL SERVICES--13.4%
  114,350        The Bank of New York Company, Inc. ...........       6,310,691
  400,733        Citigroup Inc. ...............................      20,462,429
  108,850        Marsh & McLennan Companies, Inc. .............      12,735,450
   41,000        Merrill Lynch & Co., Inc. ....................       2,795,687
  130,000        Morgan Stanley Dean Witter & Co. .............      10,302,500
  236,400        Schwab (Charles) Corporation (The) ...........       6,707,850
   17,900        State Street Corporation .....................       2,223,359
   57,650        Stilwell Financial Inc. ......................       2,273,572
                                                                 -------------
                                                                     63,811,538
                                                                 -------------
                 FOOD--1.1%
  120,450        Philip Morris Companies Inc.+ ................       5,299,800
                                                                  -------------
                 FOOD CHAINS--2.2%
  170,900        Safeway Inc.* ................................      10,681,250
                                                                  -------------
                 HEALTH CARE aDMINISTRATIVE SERVICES--1.2%
   58,400        Cardinal Health, Inc. ........................       5,818,100
                                                                  -------------
                 INSURANCE--3.9%
  189,455        American International Group, Inc. ...........      18,673,158
                                                                  -------------
                 MANUFACTURING--2.7%
   41,125        Sanmina Corporation* .........................       3,151,202
  282,400        Solectron Corporation* .......................       9,573,360
                                                                  -------------
                                                                     12,724,562
                                                                  -------------
                 MEDIA--.5%
  163,600        AT&T Corp. Liberty Media Group, Series A* ....       2,218,825
                                                                    ----------
                 PHARMACEUTICALS--12.0%
  221,400        American Home Products Corporation ...........      14,069,970
  123,550        Baxter International Inc. ....................      10,911,009
  122,250        Eli Lilly and Company ........................      11,376,891
   25,400        Genzyme Corp General Division* ...............       2,284,413
  317,887        Pfizer Inc. ..................................      14,622,802
   62,600        Pharmacia Corporation ........................       3,818,600
                                                                    -----------
                                                                     57,083,685
                                                                    -----------
26

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (Cont'd)
-------------------------------------------------------------------------------
   SHARES       COMMON STOCKS (CONT'D)                                VALUE
  --------                                                           -------
                 RETAIL--4.6%
  236,550        Home Depot, Inc. .............................     $10,807,378
  206,400        Wal-Mart Stores, Inc. ........................      10,965,000
                                                                    -----------
                                                                     21,772,378
                                                                    -----------
                 SEMICONDUCTORS--1.3%
  151,250        Altera Corporation* ..........................       3,979,766
  100,000        Microchip Technology Incorporated* ...........       2,193,750
                                                                    -----------
                                                                      6,173,516
                                                                    -----------
                TOTAL COMMON STOCKS
                  (COST $461,542,089) ..........................    425,877,215
                                                                    -----------
PRINCIPAL
 AMOUNT          SHORT-TERM INVESTMENTS--9.7%
----------
                 SHORT-TERM CORPORATE NOTES--4.2%
$ 9,000,000      Cardinal Health, Inc.,
                 6.40%, 2/14/01(a) ............................       8,931,200
  1,000,000      Nationwide Building Society,
                 6.40%, 2/8/01 ................................         993,422
 10,000,000      Verizon Network Funding Corp.,
                 6.55%, 1/3/01 .................................      9,998,181
                                                                     ----------
                 Total Short-Term Corporate Notes
                   (Cost $19,922,803) ..........................     19,922,803
                                                                     ---------

                 U.S. GOVERNMENT &
                    AGENCY OBLIGATIONS--1.0%
  5,000,000      Federal Home Loan Bank
                 6.05%, 1/12/01
                 (Cost $4,991,597) ............................       4,991,597
                                                                     ----------

                 SECURITIES HELD UNDER
                   REPURCHASE AGREEMENTS--4.5%
                 Securities Held Under Repurchase
                   Agreements, 5.90%-6.56%, 1/2/01, with
                   Bear, Stearns & Co. Inc., dtd 12/29/00,
                   repurchase price $21,651,530; collateralized
                   by $74,925,000 U.S. Treasury Strips, 0%,
                   due 11/15/21-8/15/22 .........................   $21,637,328
                                                                    -----------
                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $46,551,728) ...........................    46,551,728
                                                                    -----------

TOTAL INVESTMENTS
  (COST $508,093,817(b)............................      99.1%      472,428,943
Other Assets in Excess of Other Liabilities........       0.9         4,088,143
                                                        ------      -----------
NET ASSETS........................................      100.0%     $476,517,086
                                                        ======     ============

--------------------------------------------------------------------------------
 * Non-income producing security.
 + Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $508,093,817, amounted to $35,664,874 which consisted of aggregate gross unrealized appreciation of $29,062,754 and aggregate gross unrealized depreciation of $64,727,628.

                      See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
-------------------------------------------------------------------------------



                                                                               YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------------------
                                                                  2000          1999           1998           1997          1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                      $   57.97     $    34.90     $   23.17     $   19.36        $ 17.43
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                         (0.02)(i)      (0.09)        (0.05)        (0.03)         (0.03)(i)
   Net realized and unrealized gain (loss)
     on investments                                           (13.77)         25.93         12.99          3.84           2.14
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                       (13.79)         25.84         12.94          3.81           2.11
   Distributions from net realized gains                       (5.38)         (2.77)        (1.21)           --          (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                            $   38.80     $    57.97     $   34.90       $ 23.17       $  19.36
-----------------------------------------------------------------------------------------------------------------------------------
   Total Return                                               (24.83%)        78.06%        57.83%        19.68%         12.04%
-----------------------------------------------------------------------------------------------------------------------------------
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)                $476,517        362,500     $ 101,710     $  53,488       $ 34,925
===================================================================================================================================
     Ratio of expenses excluding interest to
       average net assets                                       0.90%          0.92%         0.93%         0.96%          1.06%
===================================================================================================================================
     Ratio of expenses including interest to
       average net assets                                       0.90%          0.93%         0.96%         1.00%          1.09%
===================================================================================================================================
     Ratio of net investment loss to
       average net assets                                      (0.03%)        (0.49%)       (0.27%)       (0.17%)        (0.15%)
===================================================================================================================================
     Portfolio Turnover Rate                                  132.28%        155.74%       143.59%       164.27%        102.10%
===================================================================================================================================
   Amount of debt outstanding
     at end of year                                               --             --            --            --             --
===================================================================================================================================
   Average amount of debt outstanding
     during the year                                              --    $   266,584     $ 246,101     $ 201,644       $ 76,079
===================================================================================================================================
   Average daily number of shares
     outstanding during the year                           9,802,168      4,395,246     2,480,478     2,135,458      1,107,187
===================================================================================================================================
   Average amount of debt per share
     during the year                                              --         $ 0.06        $ 0.10        $ 0.09         $ 0.07
===================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES


DECEMBER 31, 2000
-------------------------------------------------------------------------------





                                                                      AMERICAN             AMERICAN
                                                                        SMALL               INCOME
                                                      AMERICAN       CAPITALIZA-              AND
                                                       GROWTH           TION                GROWTH
                                                      PORTFOLIO       PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
  (identified cost*)--see accompany-
    ing schedules of investments                 $1,798,055,170        $752,156,181        $147,596,463
  Receivable for investment securities
    sold                                             37,338,038          39,388,330           3,095,049
  Receivable for shares of beneficial
    interest sold                                     2,125,570           2,338,490             169,706
  Interest and dividends receivable                   1,449,030              48,820             158,835
  Other assets                                             --                  --
-------------------------------------------------------------------------------------------------------------
      Total Assets                                1,838,967,808         793,931,821         151,039,433
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                        20,560,443          35,385,530                --
  Payable for securities loaned                         476,374           4,961,706             111,632
  Payable for shares of beneficial
    interest redeemed                                 6,577,818          52,603,212              38,531
  Accrued investment management fees                  1,194,961             518,279              81,199
  Accrued expenses                                      221,397              92,752              24,781
-------------------------------------------------------------------------------------------------------------
      Total Liabilities                              29,030,993          93,561,479             256,143
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $1,809,936,815        $700,370,342        $150,783,290
=============================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                $1,497,544,240        $754,579,136        $131,675,695
  Undistributed net investment
    income (accumulated loss)                         3,956,067             271,685             524,871
  Undistributed net realized gain/(loss)            333,408,763         (62,443,607)          8,931,517
  Net unrealized appreciation (depreciation)        (24,972,255)          7,963,128           9,651,207
-------------------------------------------------------------------------------------------------------------
Net Assets                                       $1,809,936,815        $700,370,342            $150,783
=============================================================================================================
  Shares of beneficial interest
    outstanding--Note 6                              38,287,618          29,814,753          11,373,587
=============================================================================================================
NET ASSET VALUE PER SHARE                                $47.27              $23.49              $13.26
=============================================================================================================
*Identified cost                                 $1,823,027,425        $744,193,053        $137,945,256
=============================================================================================================





                          AMERICAN       AMERICAN
 AMERICAN                  MIDCAP        LEVERAGED
 BALANCED                  GROWTH         ALLCAP
 PORTFOLIO               PORTFOLIO      PORTFOLIO
----------------------------------------------------

 $115,320,704        $359,229,154        $472,428,943

      253,787           3,452,391           4,023,080

      198,577           1,272,095           1,016,345
      993,162              22,873             287,475
       19,380                  --                  --
-------------------------------------------------------
  116,766,230         363,976,513         477,755,843
-------------------------------------------------------


      642,856          11,443,845                 --
       47,964             579,621             241,669

       78,844          18,941,640             580,927
       74,340             226,036              57,614
       28,240              51,444              58,547
-------------------------------------------------------
      872,244          31,242,586           1,238,757
-------------------------------------------------------
 $115,893,986        $332,733,927        $476,517,086
=======================================================

 $112,188,518         $49,720,917        $523,493,443

    1,463,616            (984,900)           (169,009)
    2,310,522         260,960,461         (11,142,474)
      (68,670)         23,037,449         (35,664,874)
-------------------------------------------------------
 $115,893,986        $332,733,927        $476,517,086
=======================================================

    8,416,947          10,867,225          12,280,773
=======================================================
       $13.77              $30.62              $38.80
=======================================================
 $115,389,374        $336,191,705        $508,093,817
=======================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------


                                                                 AMERICAN      AMERICAN
                                                                   SMALL        INCOME                      AMERICAN      AMERICAN
                                                 AMERICAN       CAPITALIZA-       AND        AMERICAN        MIDCAP       LEVERAGED
                                                  GROWTH           TION         GROWTH       BALANCED        GROWTH        ALLCAP
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                    $15,354,488     $7,260,533      $724,265   $2,652,517     $7,489,577    $3,171,371
    Dividends                                    15,562,800        283,643       743,636      258,756        798,914     1,178,695
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income                               30,917,288      7,544,176     1,467,901    2,911,273      8,288,491     4,350,066
-----------------------------------------------------------------------------------------------------------------------------------
  Expenses:
    Management Fees-- Note 3(A)                  25,556,290      6,844,021       808,682      664,600      8,793,790     4,252,969
    Custodian Fees                                  707,100        219,832        35,134       40,149        250,230       126,480
    Transfer Agent Fees                             340,751         80,518        12,939        8,861        109,922        50,035
    Professional Fees                                73,717         33,863        13,196       11,873         20,795        24,852
    Trustees' Fees                                    2,778          2,778         2,778        2,778          2,778         2,778
    Miscellaneous                                   280,585         91,479        36,449       54,065         95,876        61,961
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                             26,961,221      7,272,491       909,178      782,326      9,273,391     4,519,075
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                      3,956,067        271,685       558,723    2,128,947       (984,900)     (169,009)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain (Loss) On Investments     352,283,347    (60,156,487)    9,220,174    1,823,334    268,245,106    (9,797,650)
    Net Change in Unrealized Appreciation
      (Depreciation) On Investments            (848,978,805)  (194,973,305)  (13,832,861)  (9,001,489)  (171,132,553) (146,120,530)
-----------------------------------------------------------------------------------------------------------------------------------
    Net Realized and Unrealized Gain (Loss)
      On Investments                           (496,695,458)  (255,129,792)   (4,612,687)  (7,178,155)    97,112,553  (155,918,180)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                             $(492,739,391) $(254,858,107)  $(4,053,964) $(5,049,208)   $96,127,653 $(156,087,189)
===================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        AMERICAN
                                                        AMERICAN         INCOME                          AMERICAN      AMERICAN
                                         AMERICAN          SMALL           AND          AMERICAN          MIDCAP       LEVERAGED
                                          GROWTH      CAPITALIZATION      GROWTH        BALANCED          GROWTH        ALLCAP
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO         PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           $    3,956,067   $    271,685    $    558,723   $  2,128,947     $   (984,900) $   (169,009)
Net realized gain (loss) on investments   352,283,347    (60,156,487)      9,220,174      1,823,334      268,245,106    (9,797,650)
Net change in unrealized appreciation
 (depreciation) on investments           (848,978,805)  (194,973,305)    (13,832,861)    (9,001,489)    (171,132,553) (146,120,530
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations               (492,739,391)  (254,858,107)     (4,053,964)    (5,049,208)      96,127,653  (156,087,189)
Dividends to shareholders:
 Net investment income                             --             --         (33,852)      (665,331)            --             --
 Net realized gains                      (470,869,678)  (293,099,997)    (26,513,143)    (6,345,846)   (135,859,826)   (47,473,710)
 Net increase (decrease) from
  shares of beneficial interest
  transactions--Note 6                   (613,980,023)   573,464,259      90,134,369     71,627,863     (558,931,199)  317,578,240
-----------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)            (1,577,589,092)    25,506,155      59,533,410     59,567,478     (598,663,372)  114,017,341
Net Assets
   Beginning of year                    3,387,525,907    674,864,187      91,249,880     56,326,508      931,397,299   362,499,745
-----------------------------------------------------------------------------------------------------------------------------------
End of year                            $1,809,936,815   $700,370,342    $150,783,290   $115,893,986     $332,733,927  $476,517,086
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
(accumulated loss)                     $    3,956,067   $    271,685    $    524,871   $  1,463,616     $   (984,900) $   (169,009)
==================================================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          AMERICAN
                                                          AMERICAN         INCOME                       AMERICAN        AMERICAN
                                          AMERICAN          SMALL            AND         AMERICAN        MIDCAP         LEVERAGED
                                           GROWTH      CAPITALIZATION      GROWTH        BALANCED        GROWTH          ALLCAP
                                          PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

   Net investment income (loss)        $     (696,058) $   (2,078,604)  $     30,982    $   665,438  $   (1,554,566) $   (921,348)
   Net realized gain on investments       460,411,703     293,080,766     26,152,817      6,227,204     131,041,471    47,112,154
   Net change in unrealized appreciation
     (depreciation) on investments        307,222,865     (71,914,674)     4,721,973      3,870,767      88,777,695    80,489,142
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                      766,938,510     219,087,488     30,905,772     10,763,409     218,264,600   126,679,948
   Dividends to shareholders:
     Net investment income                 (3,390,608)             --       (184,311)      (431,942)             --            --
     Net realized gains                  (231,505,570)   (121,889,784)    (5,479,715)    (2,190,935)   (109,670,539)  (10,215,601)
   Net increase (decrease) from
     shares of beneficial interest
     transactions--Note 6                 949,764,622    (638,917,257)   (11,917,487)    19,977,656     133,231,781   144,325,873
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)           1,481,806,954    (541,719,553)    13,324,259     28,118,188     241,825,842   260,790,220
   Net Assets
     Beginning of year                  1,905,718,953   1,216,583,740     77,925,621     28,208,320     689,571,457   101,709,525
----------------------------------------------------------------------------------------------------------------------------------
     End of year                       $3,387,525,907  $  674,864,187   $ 91,249,880    $56,326,508  $  931,397,299  $362,499,745
-----------------------------------------------------------------------------------------------------------------------------------
     Undistributed net investment
       income (accumulated loss)       $     (698,692) $  (11,484,511)  $     39,433    $   655,687  $   (2,526,046) $ (1,219,985)
===================================================================================================================================

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000
-------------------------------------------------------------------------------



NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.



NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At December 31, 2000, the value of securities loaned and collateral received thereon were as follows:


                                     VALUE OF
                                    SECURITIES        VALUE OF
                                      LOANED         COLLATERAL
                                    -----------      -----------
American Growth Portfolio           $ 5,204,801      $ 5,303,056
American Small Capitalization
  Portfolio                          32,235,051       32,780,610
American Income and Growth
  Portfolio                             111,636          111,632
American Balanced Portfolio             548,315          559,629
American MidCap Growth
  Portfolio                          17,620,616       17,962,351
American Leveraged AllCap
  Portfolio                           7,244,965        7,385,770

(e) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

THE ALGER AMERICAN  FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 2000
-------------------------------------------------------------------------------

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2000, the Growth Portfolio, the Small Capitalization Portfolio, the Income and Growth Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Leveraged AllCap Portfolio reclassified $698,692, $11,484,511, $39,433, $655,687, $2,526,046 and $1,219,985, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.



NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

(a) Investment Management Fees: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio .............     .750%
American Small Capitalization Portfolio     .850
American Income and Growth Portfolio ..     .625
American Balanced Portfolio ...........     .750
American MidCap Growth Portfolio ......     .800
American Leveraged AllCap Portfolio ...     .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 2000, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $4,893,331, $1,181,549, $277,740, $83,728,
$1,264,852   and  $573,545,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.



NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2000, were as follows:

                                                PURCHASES             SALES
                                              --------------      --------------
American Growth Portfolio .................   $3,365,041,405      $4,190,205,439
American Small Capitalization
 Portfolio ................................    1,754,957,036       1,488,716,721
American Income and Growth
 Portfolio ................................      226,149,588         166,603,213
American Balanced Portfolio ...............      110,118,384          48,631,667
American MidCap Growth
 Portfolio ................................    1,263,681,929       1,936,478,917
American Leveraged AllCap
 Portfolio ................................      835,353,800         587,654,711


NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATMENTS (CONT'D)

DECEMBER 31, 2000
-------------------------------------------------------------------------------

the amount borrowed. For the year ended December 31, 2000, the American Leveraged AllCap Portfolio had no such borrowings.


NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

During the year ended December 31, 2000, transactions of shares of beneficial interest were as follows:

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Growth
   Portfolio:
     Shares sold ....................         24,659,050        $ 1,469,170,477
     Dividends reinvested ...........          8,950,218            470,869,678
                                         ---------------        ---------------
                                              33,609,268          1,940,040,155
     Shares redeemed ................        (47,939,436)        (2,554,020,178)
                                         ---------------        ---------------
       Net decrease .................        (14,330,168)       $  (613,980,023)
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Small Capitalization
   Portfolio:
     Shares sold ....................         53,301,021        $ 1,863,762,565
     Dividends reinvested ...........         11,014,650            293,099,843
                                         ---------------        ---------------
                                              64,315,671          2,156,862,408
     Shares redeemed ................        (46,737,014)        (1,583,398,149)
                                         ---------------        ---------------
       Net increase .................         17,578,657        $   573,464,259
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Income and Growth
   Portfolio:
     Shares sold ....................          5,187,664        $    79,865,516
     Dividends reinvested ...........          2,091,962             26,546,995
                                         ---------------        ---------------
                                               7,279,626            106,412,511
     Shares redeemed ................         (1,096,639)           (16,278,142)
                                         ---------------        ---------------
       Net increase .................          6,182,987        $    90,134,369
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Balanced
   Portfolio:
     Shares sold ....................          5,060,288        $    76,037,588
     Dividends reinvested ...........            501,509              7,011,104
                                         ---------------        ---------------
                                               5,561,797             83,048,692
     Shares redeemed ................           (763,319)           (11,420,829)
                                         ---------------        ---------------
       Net increase .................          4,798,478        $    71,627,863
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American MidCap Growth
   Portfolio:
     Shares sold ....................         63,627,693        $ 2,137,407,373
     Dividends reinvested ...........          4,638,434            135,859,731
                                         ---------------        ---------------
                                              68,266,127          2,273,267,104
     Shares redeemed ................        (86,293,220)        (2,832,198,303)
                                         ---------------        ---------------
       Net decrease .................        (18,027,093)       $  (558,931,199)
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Leveraged AllCap
   Portfolio:
     Shares sold ....................          7,753,872        $   415,038,364
     Dividends reinvested ...........          1,085,858             47,473,710
                                         ---------------        ---------------
                                               8,839,730            462,512,074
     Shares redeemed ................         (2,812,002)          (144,933,834)
                                         ---------------        ---------------
       Net increase .................          6,027,728        $   317,578,240
                                         ===============        ===============


During the year ended December 31, 1999, transactions of shares of beneficial interest were as follows:

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Growth
   Portfolio:
     Shares sold ....................         46,703,529        $ 2,602,462,915
     Dividends reinvested ...........          4,531,199            234,852,067
                                         ---------------        ---------------
                                              51,234,728          2,837,314,982
     Shares redeemed ................        (34,425,887)        (1,887,550,360)
                                         ---------------        ---------------
       Net increase .................         16,808,841        $   949,764,622
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Small Capitalization
   Portfolio:
     Shares sold ....................         31,804,437        $ 1,387,733,383
     Dividends reinvested ...........          3,077,857            121,883,144
                                         ---------------        ---------------
                                              34,882,294          1,509,616,527
     Shares redeemed ................        (50,315,702)        (2,148,533,784)
                                         ---------------        ---------------
       Net decrease .................        (15,433,408)       $  (638,917,257)
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Income and Growth
   Portfolio:
     Shares sold ....................          4,609,317        $    62,276,927
     Dividends reinvested ...........            447,209              5,661,661
                                         ---------------        ---------------
                                               5,056,526             67,938,588
     Shares redeemed ................         (5,803,323)           (79,856,075)
                                         ---------------        ---------------
       Net decrease .................           (746,797)       $   (11,917,487)
                                         ===============        ===============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2000
-------------------------------------------------------------------------------
                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Balanced
   Portfolio:
     Shares sold ....................          1,671,901        $    23,274,857
     Dividends reinvested ...........            200,644              2,620,408
                                         ---------------        ---------------
                                               1,872,545             25,895,265
     Shares redeemed ................           (427,507)            (5,917,609)
                                         ---------------        ---------------
       Net increase .................          1,445,038        $    19,977,656
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American MidCap Growth
   Portfolio:
     Shares sold ....................         41,675,397        $ 1,149,683,205
     Dividends reinvested ...........          4,326,254            109,670,534
                                         ---------------        ---------------
                                              46,001,651          1,259,353,739
     Shares redeemed ................        (40,988,951)        (1,126,121,958)
                                         ---------------        ---------------
       Net increase .................          5,012,700        $   133,231,781
                                         ===============        ===============

                                             SHARES                  AMOUNT
                                         ---------------        ---------------
American Leveraged AllCap
   Portfolio:
     Shares sold ....................          4,701,044        $   202,660,204
     Dividends reinvested ...........            263,906             10,147,195
                                         ---------------        ---------------
                                               4,964,950            212,807,399
     Shares redeemed ................         (1,626,596)           (68,481,526)
                                         ---------------        ---------------
       Net increase .................          3,338,354        $   144,325,873
                                         ===============        ===============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS





TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
 OF THE ALGER AMERICAN FUND:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund, as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           ARTHUR ANDERSEN LLP





New York, New York
January 31, 2001